Intangibles Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill

The Company’s intangible assets and goodwill consisted of the following at June 30, 2023 and December 31, 2022:

		June 30, 2023 (Unaudited)
	Estimated		Accumulated
	Useful Life	Cost	Amortization	Net

Intangible assets:
Management service agreements	10 years	$4,224,113	$(3,565,970)	$658,143
Definite lived assets		4,224,113	(3,565,970)	658,143
Research and development		243,750	-	243,750
Total intangible assets and goodwill		$4,467,863	$(3,565,970)	$901,893

		December 31, 2022
	Estimated		Accumulated
	Useful Life	Cost	Amortization	Net

Intangible assets:
Management service agreements	10 years	$7,940,398	$(6,939,916)	$1,000,482
Non-compete agreements	3 years	391,000	(359,125)	31,875
Customer lists	3 years	77,000	(48,125)	28,875
Brand development	15 years	69,071	(8,596)	60,475
Definite lived assets		8,477,469	(7,355,762)	1,121,707
Research and development		243,750	-	243,750
Goodwill		4,499,796	(4,499,796)	-
Total intangible assets and goodwill		$13,221,015	$(11,855,558)	$1,365,457

Intangible assets that were acquired in connection with the acquisition transactions (Note 6) during 2022 and 2021:

		December 31, 2022
	Estimated		Accumulated Amortization and
	Useful Life	Cost	Impairment	Net

Intangible assets:
Management service agreements	10 years	$7,940,398	$(6,939,916)	$1,000,482
Non-compete agreements	3 years	391,000	(359,125)	31,875
Intellectual property agreements	2 years	77,000	(48,125)	28,875
Brand development	15 years	69,071	(8,596)	60,475
Definite lived assets		8,477,469	(7,355,762)	1,121,707
Research and development		243,750	-	243,750
Goodwill		4,499,796	(4,499,796)	-
Total intangible assets and goodwill		$13,221,015	$(11,855,558)	$1,365,457

		December 31, 2021
	Estimated		Accumulated
	Useful Life	Cost	Amortization	Net

Intangible assets:
Management service agreements	10 years	$7,940,398	$(2,500,418)	$5,439,980
Non-compete agreements	3 years	306,000	(302,458)	3,542
Customer lists	3 years	134,882	(89,921)	44,961
Brand development	15 years	69,071	(3,835)	65,236
Definite lived assets		8,450,351	(2,896,632)	5,553,719
Research and development		243,750	-	243,750
Goodwill		4,661,796	-	4,661,796
Total intangible assets and goodwill		$13,355,897	$(2,896,632)	$10,459,265

Schedule of Future Amortization of Intangible Assets

The Company’s estimated future amortization of intangible assets was as follows:

Years Ending December 31,
(Unaudited)
2023 (six months)	$65,814
2024	131,629
2025	131,629
2026	131,629
2027	131,629
Thereafter	65,813
$658,143

Years Ending December 31,

2023	$241,227
2024	180,477
2025	180,477
2026	180,477
2027	180,477
Thereafter	158,572
$1,121,707